Trading revenues	6 Months Ended
Jun. 30, 2016
Trading revenues
8 Trading revenues
in	6M16	6M15
Trading revenues (CHF million)
Interest rate products	4,595	4,164
Foreign exchange products	(2,149)	(514)
Equity/index-related products	(2,097)	(1,275)
Credit products	(1,268)	(460)
Commodity, emission and energy products	13	18
Other products	597	(35)
Total	(309)	1,898
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.